Operating and Capital Lease Commitments	12 Months Ended
Dec. 31, 2018
Operating and Capital Lease Commitments
Operating and Capital Lease Commitments

Note 9. Operating Lease Commitments and Total Rental Expense

The Company leases its facilities under various non-cancelable agreements, which require various minimum annual rentals and may also require the payment of normal common area maintenance on the properties. The total minimum rental commitment at December 31, 2018, is due as follows:

Operating
December 31,	Leases
2019	$16,344
2020	9,107
2021	5,114
2022	2,863
2023	1,001
Thereafter	408
Total minimum lease payments	$34,837

Rental expense, including common area maintenance and real estate tax expense, totaled $602 for the Successor period through December 31, 2018, and $25,840,  $28,540 and $29,261 for the Predecessor period through December 12, 2018 and the Predecessor years ended December 31, 2017 and 2016, respectively.

Lease termination costs were $712,  $3,083 and $1,733 for the Predecessor period through December 12, 2018 and the Predecessor years ended December 31, 2017, and 2016, respectively, and the remaining operating lease obligation for closed retail locations was $1,501 and $2,796 as of December 31, 2018 and December 31, 2017, respectively.